FHLB Advances - Federal Home Loan Advances Outstanding Maturity Period (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
FHLB Advances [Abstract]
2017	$ 2,500	$ 5,000
2018		1,500
2019	3,500
2020	3,500	2,500
2021	4,000	2,500
Thereafter		3,000
Total	$ 13,500	$ 14,500